Average Annual Total Returns - U.S. Strategic Equity Fund	May 01, 2021
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	20.96%
5 Years	15.60%
10 Years	14.01%
U.S. Strategic Equity Fund
Average Annual Return:
1 Year	23.84%
5 Years	14.27%
10 Years	12.79%